Borrowings (Tables)	6 Months Ended
Jun. 30, 2016
BORROWINGS [Abstract]
Loans' outstanding amounts

Facility	June 30, 2016	December 31, 2015
Secured credit facilities	$254,956	$233,136
2019 Notes	350,000	350,000
2022 Notes	650,000	650,000
2022 Logistics Senior Notes	375,000	375,000
Navios Logistics other long-term loans	24,520	390
Total borrowings	1,654,476	1,608,526
Less: current portion, net	(23,516)	(16,944)
Less: deferred finance costs, net	(25,580)	(27,218)
Total long-term borrowings	$1,605,380	$1,564,364

Principal payments

Payment due by period
June 30, 2017	$24,403
June 30, 2018	30,471
June 30, 2019	414,914
June 30, 2020	59,199
June 30, 2021	28,623
June 30, 2022 and thereafter	1,096,866
Total	$1,654,476